Significant Accounting Policies - Summary of Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	30 years
Leasehold improvements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life, description	Shorter of lease term or useful life
Software [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	3 years
Minimum [Member] | Computer equipment and software [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	2 years
Minimum [Member] | Machinery and equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	3 years
Minimum [Member] | Office equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	3 years
Minimum [Member] | Furniture, fixtures and office equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member] | Computer equipment and software [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	20 years
Maximum [Member] | Office equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	5 years
Maximum [Member] | Furniture, fixtures and office equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, estimated useful life	5 years